PRUDENTIAL INVESTMENTS » MUTUAL FUNDS
Prudential Moderate Allocation Fund

A: JDTAX	B: JDMBX	C: JDMCX	R: JMARX	Z: JDMZX
SUMMARY PROSPECTUS • November 25, 2014
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated November 25, 2014, as supplemented and amended from time to time, and the Fund's most recent shareholder report, dated September 30, 2014, are all incorporated by reference into (legally made a part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation and a reasonable level of current income.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 50 of the Fund's Prospectus and in Rights of Accumulation on page 68 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1%	5%	1%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None
Redemption fee	None	None	None	None	None
Exchange fee	None	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	$15	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.20%	.20%	.20%	.20%	.20%
+ Distribution and service (12b-1) fees*	.30	1.00	1.00	.75	None
+ Other expenses	.25	.25	.25	.25	.25
+ Underlying Fund fees and expenses	.96	.96	.96	.96	.96
= Total annual Fund operating expenses	1.71	2.41	2.41	2.16	1.41
– Fee waiver or expense limitation**	(.05)	None	None	(.25)	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.66	2.41	2.41	1.91	1.41
* The distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2016. This waiver may not be terminated prior to January 31, 2016. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.
** The manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and Underlying Fund fees and expenses) of each class of shares of the Fund to .50% of the Fund's average daily net assets for the period ending January 31, 2016. This waiver may not be terminated prior to January 31, 2016. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Directors.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1 Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
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MF194A1

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,055	$1,423	$2,454	$709	$1,055	$1,423	$2,454
Class B	$744	$1,051	$1,385	$2,492	$244	$751	$1,285	$2,492
Class C	$344	$751	$1,285	$2,746	$244	$751	$1,285	$2,746
Class R	$194	$652	$1,137	$2,473	$194	$652	$1,137	$2,473
Class Z	$144	$446	$771	$1,691	$144	$446	$771	$1,691
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund is one of three funds which comprise the Prudential Asset Allocation Funds. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in other mutual funds within the Prudential Investments fund family. These other funds are referred to as “Underlying Funds.” More detailed information appears in More Information About the Funds in the Prospectus.
The Funds are designed for investors who want investment professionals to make their asset allocation decisions. Each Fund offers investors a means to manage their long-term investments in light of their personal investment goals and risk tolerance. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.
Under normal market conditions, each Fund's assets will be invested in various Underlying Funds within the allocation ranges described in this prospectus. Each Fund may hold a portion of its assets in cash or cash equivalents for cash management purposes. These cash and cash equivalents are not included in the Fund's assets for purposes of determining allocations among Underlying Funds.
The Moderate Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a diversified portfolio of fixed income and equity securities. Under normal circumstances, the Fund will invest approximately 65% (which may range from 60% to 70%) of its total assets in Underlying Funds that invest primarily in a diversified portfolio of equity securities, with the remainder invested in Underlying Funds that invest primarily in fixed income securities. The investment subadviser will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund may be appropriate for investors looking for a balance of long-term capital growth and current income, with some tolerance for investment risk and market volatility.
Principal Risks of Investing in the Fund. All investments have risks to some degree. Loss of money is a risk of investing in the Fund. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the US government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.
This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain underlying funds for which the investment subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and investment subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the investment subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the investment subadviser are higher than the fees paid by other Underlying Funds for which the investment subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk. The investment subadviser may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweighted in equities when the stock market is falling and the fixed-income market is rising. Likewise, the Fund may be overweighted in fixed-income securities when fixed-income markets are falling and the equity markets are rising.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Using leverage or derivatives involve above-average risks. Underlying Funds may use various derivative strategies to try to enhance return. They may also use derivatives as hedging techniques to try to protect the value of their assets. Derivatives may not match or fully offset the underlying positions and this could result in losses to an Underlying Fund, and, therefore, to the Fund that would not otherwise have occurred. If an Underlying Fund sells securities and agrees to repurchase them in a forward roll transaction or a reverse repurchase agreement, there is a risk that the market value of any securities purchased with proceeds of the initial sale will decline below the repurchase price the Underlying Fund has agreed to pay. This would cause the value of shares of an Underlying Fund, and, therefore, the Fund to decrease faster than would otherwise be the case, and is the speculative characteristic known as “leverage.”
Equity Securities Risk. The price of a particular stock owned by an Underlying Fund could go down, or the value of the equity markets or a sector of them could go down and you could lose money. Stock markets are volatile. Generally, the stock prices of large companies are more stable than the stock prices of small companies, but this is not always the case. The Underlying Funds’ equity holdings can vary significantly from broad market indexes, and their performance can deviate from the performance of those indexes.
Foreign Market Risk. Foreign markets often are more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those placed on U.S. issuers. Changes in currency exchange rates can reduce or increase market performance. In addition to the general risks of investing in foreign securities, to the extent that an Underlying Fund invests in securities of emerging markets, an Underlying Fund may be exposed to a greater risk of potential turmoil, rapid changes in economic conditions or other risks.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's investments. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund owns, redeems or invests in a substantial portion of an Underlying Fund.
The investment subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Junk Bond Risk. Debt securities rated below investment grade—also known as “junk bonds”—have a higher risk of default and tend to be less liquid.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. This means that when stock prices decline overall, an Underlying Fund and the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Non-Diversified Status. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain requirements that a “diversified” mutual fund is required to meet under federal law. Unlike “diversified” funds, the Fund may invest its assets in the securities of an individual issuer, in this case any Underlying Fund, without limiting such investments within prescribed percentages pursuant to federal law. Thus, the Fund's assets may be concentrated in fewer securities than those of other funds. Therefore, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.
Two Underlying Funds, Prudential Global Real Estate Fund and Prudential Jennison Natural Resources Fund, are also non-diversified. This means that they may invest a larger percentage of their assets in a smaller number of issuers than a diversified fund. To the extent an Underlying Fund invests its assets in a small number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Prudential Global Real Estate Fund and Prudential Jennison Natural Resources Fund are also more susceptible to market and other events affecting the particular industry sectors in which they invest and therefore involve more risk than Underlying Funds that do not concentrate their assets in a particular industry sector.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, certain Underlying Funds, however, have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Prepayment Risk. Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, a Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.
Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss, which may be substantial.
For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance. The following bar chart shows the Fund's performance for the Class A share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Best Quarter:	Worst Quarter:
15.08%	-16.16%
2nd Quarter 2009	4th Quarter 2008

1These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return for Class A shares from January 1, 2014 to September 30, 2014 was 2.85%.
Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Return Before Taxes	One Year	Five Years	Since Inception
Class B shares	10.64	12.28	5.72 (3-30-2004)
Class C shares	14.56	12.39	5.71 (3-30-2004)
Class R shares	16.06	12.95	4.74 (1-12-2007)
Class Z shares	16.76	13.52	6.76 (3-30-2004)

Class A Shares % (including sales charges)
Return Before Taxes	10.07	12.00	5.91 (3-30-2004)
Return After Taxes on Distributions	9.72	11.64	5.32 (3-30-2004)
Return After Taxes on Distribution and Sale of Fund Shares	5.86	9.52	4.58 (3-30-2004)

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Index % (reflects no deduction for fees, expenses or taxes)
Moderate Customized Blend	15.87	12.11	-
Russell 1000 Index	33.11	18.59	-
S&P 500 Index	32.37	17.93	-

Lipper Average % (reflects no deduction for sales charges or taxes)
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	14.26	11.91	-
Lipper Mixed-Asset Target Allocation Growth Funds Average*	19.16	13.58	-
* The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Universe, although Lipper classifies the Fund in its Mixed-Asset Target Growth Funds Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood	Managing Director	March 2004
		Joel M. Kallman, CFA	Vice President	October 2007
BUYING AND SELLING FUND SHARES
	Minimum Initial Investment	Minimum Subsequent Investment
Fund shares (most cases)*	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50
*Note: Class B shares are closed to new purchases. Please see “How to Buy, Sell and Exchange Fund Shares—Closure of Class B Shares” in the Prospectus for more information.
You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase Fund shares through a financial services firm, the Fund, the Fund’s investment manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

Notes

Notes

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com
MF194A1